Taxes on Income (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Jan. 02, 2018	Jan. 02, 2017	Dec. 31, 2016	Dec. 31, 2018
Taxes on Income (Textual)
Israeli corporate tax rate	23.00%	24.00%	25.00%
Carry-forwards losses				$ 12,050